Schedule of Debt Securities Available for Sale Allowance for Credit Loss (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Investments, All Other Investments [Abstract]
Balance, beginning of period	$ 31,290	$ 31,290	$ 31,290	$ 18,669
Increase in credit-related loss amounts previously recognized	522			12,621
Balance, end of period	$ 31,812	$ 31,290	$ 31,290	$ 31,290